FAIR VALUE MEASUREMENTS - Summary of Recurring Measured Fair Values (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Liabilities, Fair Value Disclosure [Abstract]
Long Term Debt, Including Debt Due within one year, Fair Value		$ (18,337)	$ (17,241)
Recurring | Level 2
Assets, Fair Value Disclosure [Abstract]
Cash equivalents and restricted cash equivalents	[1]	7,328	446
Total assets at fair value		7,341	462
Liabilities, Fair Value Disclosure [Abstract]
Long Term Debt, Including Debt Due within one year, Fair Value	[2]	18,337	17,241
Total liabilities at fair value		18,359	17,258
Recurring | Level 2 | Foreign currency
Assets, Fair Value Disclosure [Abstract]
Foreign Currency Contracts	[3]	13	16
Liabilities, Fair Value Disclosure [Abstract]
Foreign Currency Contracts	[3]	$ 22	$ 17

[1]	Treasury bills, time deposits, and money market funds included in "Cash and cash equivalents" and money market funds included in "Other current assets" in the Consolidated Balance Sheets and held at amortized cost, which approximates fair value.
[2]	Fair value is based on quoted market prices for the same or similar issues, or on current rates offered to the company for debt of the same remaining maturities and terms.
[3]	See Note 21 for the classification of derivatives in the Consolidated Balance Sheets.